Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 16,826	$ 15,250
Accumulated depreciation	(13,252)	(11,580)
Property, Plant and equipment, net	3,574	3,670
Depreciation	1,731	2,190	$ 1,911
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	13,374	12,150
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	924	725
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,528	$ 2,375